First Trust Lunt US Factor Rotation ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended	132 Months Ended	227 Months Ended	229 Months Ended	234 Months Ended		236 Months Ended	237 Months Ended	238 Months Ended	268 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Lunt Capital Large Cap Factor Rotation Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.19%						5.50%	9.65%
Nasdaq US 500 Large Cap(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.32%						13.80%	14.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%	14.37%	14.77%	14.82%	10.87%	11.26%	10.73%	11.26%	11.13%	10.87%	10.96%	10.98%	11.07%
First Trust Lunt US Factor Rotation ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.47%						4.74%	8.85%
Performance Inception Date	Jul. 25, 2018
First Trust Lunt US Factor Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.36%						4.39%	8.47%
First Trust Lunt US Factor Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.03%						3.51%	6.92%